Shareholders' equity - Components of Regulatory Capital Ratio (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1:	$ 18,746	$ 21,875
Other Tier 1 capital:	23,485	26,310
Average assets for Tier 1 leverage ratio	430,102	417,982
Total leverage exposure for SLR purposes	354,033	304,823
Common stock
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1:	38,196	41,260
Goodwill and intangible assets
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1:	(18,649)	(18,697)
Net pension fund assets
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1:	(400)	(319)
Equity method investments
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1:	(300)	(306)
Deferred tax assets
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1:	(55)	(54)
Other
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1:	(46)	(9)
Other Tier 1 capital:	(99)	(106)
Tier 2 capital:	(11)	(10)
Preferred stock
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Other Tier 1 capital:	4,838	4,541
Subordinated debt
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	1,248	1,248
Allowance for credit losses
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	250	490
Standardized Approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	1,487	1,728
Total capital:	24,972	28,038
Risk-weighted assets:	167,608	163,848
Excess of expected credit losses
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	0	247
Advanced Approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	1,237	1,485
Total capital:	24,722	27,795
Risk-weighted assets:	165,067	166,426
Advanced Approach | Credit Risk
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets:	98,310	98,262
Advanced Approach | Market Risk
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets:	3,069	4,226
Advanced Approach | Operational Risk
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets:	$ 63,688	$ 63,938